Note 7 - Accounts Payable and Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note
7.
Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses included the following:

	December 31,	March 31 ,
	2016	2017
Accounts payable and accrued expenses	$22,231	$57,363
Payroll tax liability	137,500	137,500
Officer bonus	80,000	—
Accrued interest	40,372	41,836
Total accounts payable and accrued expenses	$280,103	$236,699

The payroll tax liability is our estimate of payroll taxes due on the past services of independent contractors. We are currently attempting to reduce the liability to approximately
$5,000
through the IRS Voluntary Classification Settlement Program.

On
September
27,
2016,
the board approved a
$60,000
bonus for each of our Chief Executive and Chief Science Officers,
$20,000
of which was paid to each immediately. In
January
2017,
the remaining
$40,000
was paid to each.

During the
three
months ended
March
31,
2016
and
2017,
we issued
192,214
and
144,545
shares of common stock in lieu of fees for service provided by consultants, resulting in a grant date fair value of
$73,658
and
$82,480,
respectively, and recorded in selling general and administrative expense
.

During the
three
months ended
March
31,
2016
and
2017
we issued
282,240
and
310,404
shares of common stock resulting in a grant date fair value of
$99,492
and
$178,929,
respectively. The shares were issued to settle our accrued interest liability, which is recorded as interest expense in our consolidated statement of operations.

Note
7.
Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses included the following:

	December 31,	December 31,
	2015	2016
Accounts payable	$174,539	$22,231
Payroll tax liability	137,500	137,500
Officer bonus	—	80,000
Accrued interest	12,944	40,372

Total Accounts Payable and Accrued Expenses	$324,983	$280,103

The payroll tax liability is our estimate of payroll taxes due on the past services of independent contractors. We are currently attempting to reduce the liability to approximately
$5,000
through the IRS Voluntary Classification Settlement Program.

On
September
27,
2016,
the board approved a
$60,000
bonus for each of our Chief Executive and Chief Science Officers. As of
December
31,
2016,
$80,000
of this bonus remains to be paid. In
January
2017,
$
40,000
was paid to each of our Chief Executive and Chief Science Officer.

Issuance of Common Stock in exchange for payment of payables

Payment of Officer Salaries

During
2015
we issued
738,837
shares of our common stock at a range of
$0.35
-
$0.36
per share in lieu of
$309,975
of accrued and unpaid obligations to our officers. During
2016
we did not issue stock for service to our officers as their salaries were paid in cash.

Payment of Consultant Fees and Accrued Interest

During
2016,
we issued
2,342,264
shares of our common stock at a range of
$0.25
-
$0.83
per share in lieu of
$993,078
of accrued interest and accrued and unpaid obligations to consultants.

During
2015
we issued
631,643
shares of our common stock at a range of
$0.35
-
$0.36
per share in lieu of
$360,364
of accrued interest and accrued and unpaid obligations to consultants.

All of these offerings and sales were made in reliance on the exemption from registration contained in Section
4(2)
of the Securities Exchange Act and/or Regulation D promulgated thereunder as not involving a public offering of securities.